Expense Example, No Redemption (Vanguard REIT Index Fund ETF)	Vanguard REIT Index Fund Vanguard REIT Index Fund - ETF Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154